Securities Sold Under Agreements to Repurchase (Tables)	12 Months Ended
Dec. 31, 2020
Brokers And Dealers [Abstract]
Summary of Securities Pledged as Collateral Under Repurchase Agreements

The following table presents detail regarding the securities pledged as collateral under repurchase agreements as of December 31, 2020 and 2019. All of the repurchase agreements are overnight agreements.

	December 31, 2020	December 31, 2019
Securities pledged for repurchase agreements:
U.S. Treasury securities	$899	$810
Obligations of U.S. government agencies	28,015	17,864
Total securities pledged	$28,914	$18,674
Gross amount of recognized liabilities for repurchase agreements	$28,914	$18,674
Amounts related to agreements not included in offsetting disclosures above	$—	$—

Schedule of Securities Sold Under Agreements to Repurchase

Information concerning securities sold under agreements to repurchase was as follows:

	2020	2019	2018
Outstanding balance at year end	$28,914	$18,674	$22,199
Average balance during the year	24,390	18,321	18,456
Average interest rate during the year	0.10%	0.10%	0.10%
Maximum month-end balance during the year	$31,885	$21,970	$22,199
Weighted average interest rate at year end	0.10%	0.10%	0.10%